S000003870 [Member] Performance Management - BlackRock Government Money Market Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the Investment Company Act. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNSBlackRock Government Money Market PortfolioAs of 12/31
Bar Chart Closing [Text Block]
During the ten‑year period shown in the bar chart, the highest return for a quarter was 1.24% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2022).

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative	To obtain the Fund’s current 7-day yield, visit the Fund’s website at www.blackrock.com/cash.
Performance Availability Website Address [Text]	www.blackrock.com/cash
BlackRock Government Money Market Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	1.24%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022